Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data

19. Unaudited Quarterly Financial Data

The following tables summarize the consolidated quarterly results of operations for 2014 and 2013 (in thousands, except per share amounts):

	2014
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
Net sales	$345,909		$426,543		$434,907		$396,737
Gross margin	74,915		93,799		97,647		90,636
Income (loss) from continuing operations	(3,312	)(1)	10,620	(2)	8,739	(3)	2,511	(4)
Loss from discontinued operations, net of tax	(72)		(11)		(235)		(90)
Net income (loss)	(3,384)		10,609		8,504		2,421
Basic net income (loss) per share
Income (loss) from continuing operations	$(0.03	)(1)	$0.11	(2)	$0.09	(3)	$0.02	(4)
Loss from discontinued operations	(0.00)		(0.00)		(0.00)		(0.00)
Net income (loss)	$(0.03)		$0.11		$0.09		$0.02
Diluted net income (loss) per share
Income (loss) from continuing operations	$(0.03	)(1)	$0.09	(2)	$0.07	(3)	$0.02	(4)
Loss from discontinued operations	(0.00)		(0.00)		(0.00)		(0.00)
Net income (loss)	$(0.03)		$0.09		$0.07		$0.02

	2013
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
Net sales	$319,702		$398,148		$402,931		$369,111
Gross margin	62,347		82,232		92,494		82,847
Income (loss) from continuing operations	(11,605	)(5)	(48,289	)(6)	12,952	(7)	4,577	(8)
Income (loss) from discontinued operations, net of tax	(203)		83		(158)		(48)
Net income (loss)	(11,808)		(48,206)		12,794		4529
Basic and diluted net income (loss) per share
Income (loss) from continuing operations	$(0.12	)(5)	$(0.50	)(6)	$0.13	(7)	$0.05	(8)
Income (loss) from discontinued operations	(0.00)		(0.00)		(0.00)		(0.00)
Net income (loss)	$(0.12)		$(0.50)		$0.13		$0.05

(1)	Includes fair value adjustments for the warrants of $1.2 million as discussed in Note 9 and a valuation allowance of $1.0 million as discussed in Note 12.
(2)	Includes fair value adjustments for the warrants of $(1.2) million as discussed in Note 9, and a valuation allowance of $(4.1) million as discussed in Note 12.
(3)

Includes fair value adjustments for the warrants of $(1.3) million as discussed in Note 9, facility closure costs of $0.1 million as discussed in Note 11, and a valuation allowance of $(3.3) million as discussed in Note 12.

(4)

Includes fair value adjustments for the warrants of $0.9 million as discussed in Note 9, facility closure costs of $0.2 million as discussed in Note 11, and a valuation allowance of $(0.9) million as discussed in Note 12.

(5)	Includes fair value adjustments for the warrants of $0.4 million as discussed in Note 9 and a valuation allowance of $4.4 million as discussed in Note 12.
(6)

Includes a pre-payment premium on the term loan of $39.5 million as discussed in Note 9, debt discount write-off of $6.8 million as discussed in Note 9, debt issuance cost write-off of $2.1 million as discussed in Note 9, fair value adjustments for the warrants of $0.3 million as discussed in Note 9, and a valuation allowance of $17.0 million as discussed in Note 12.

(7)

Includes fair value adjustments for the warrants of $(0.2) million as discussed in Note 9, facility closure costs of $(0.2) million as discussed in Note 11, and a valuation allowance of $(3.4) million as discussed in Note 12.

(8)

Includes fair value adjustments for the warrants of $0.9 million as discussed in Note 9, facility closure costs of $0.1 million as discussed in Note 11, and a valuation allowance of $(2.6) million as discussed in Note 12.

Earnings per share is computed independently for each of the quarters presented; therefore, the sum of the quarterly earnings per share may not equal the annual earnings per share.